Risk/Return Detail Data - VIPSectorFunds-ServiceClass2	Aug. 11, 2023 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund IV
VIPSectorFunds-ServiceClass2 | VIP Financial Services Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Financials Portfolio /Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Financials Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate	53.00%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Initial Class shares from year to year and compares the performance of Initial Class shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Initial Class shares from year to year and compares the performance of Initial Class shares to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]	Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	(2.71%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	30.69%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(35.04%)
Performance Table Heading	Average Annual Returns
VIPSectorFunds-ServiceClass2 | VIP Financial Services Portfolio | VIP Financial Services Portfolio - Initial Class
Risk/Return:
2013	33.86%
2014	10.88%
2015	(3.69%)
2016	18.72%
2017	21.25%
2018	(15.73%)
2019	34.33%
2020	0.77%
2021	33.19%
2022	(8.33%)
VIPSectorFunds-ServiceClass2 | VIP Financial Services Portfolio | VIP Financial Services Portfolio - Service Class 2
Risk/Return:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%	[1]
Total annual operating expenses	0.90%
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108
VIPSectorFunds-ServiceClass2 | VIP Financial Services Portfolio | Return Before Taxes | VIP Financial Services Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	(8.33%)
Past 5 years	6.85%
Past 10 years	11.10%
VIPSectorFunds-ServiceClass2 | VIP Financial Services Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
VIPSectorFunds-ServiceClass2 | VIP Financial Services Portfolio | IXZ92
Risk/Return:
Label	MSCI U.S. IMI Financials 5% Capped Linked Index
Past 1 year	(11.18%)
Past 5 years	6.17%
Past 10 years	11.70%

[1]	A Based on estimated amounts for the current fiscal year.